Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Disclosures
Schedule of company's charter revenues	Charterer 2022 2021 2020 Cargill International SA 19% 10% 18% Koch Shipping PTE LTD. Singapore 15% * 16% *Less than 10%
Schedule of other fair value measurements
Description (in thousands of US Dollars)
December 31,
2021
Quoted Prices in
Active Markets
(Level 1)
Significant Other
Observable
Inputs (Level 2)
Non-recurring fair value measurements
Investments in related parties (1) 7,575 7,575
December 31,
2022
Quoted Prices in
Active Markets
(Level 1)
Significant Other
Observable
Inputs (Level 2)
Non-recurring fair value measurements
Long-lived assets held for use (2) 67,909 67,909
Total

non-recurring fair value measurements
67,909 67,909 -
On November 29,

2021, Series B

preferred shares and

Series C preferred

shares were recorded
at

$
5

and $
7,570
, respectively,

being the

fair value

of the

shares on

the date

of issuance

to the
Company by OceanPal (Note 3(f)).
(2)

During

the

fourth

quarter

of

2022,

the

Company

took

delivery

of
eight

vessels

under

its

master
agreement with

Sea Trade,

acquired for

the purchase

price of

$
263,719
, of

which $
195,810

was
paid in cash and $ 67,909

was paid through newly issued common stock

(Note 4). The fair value of
the

common

shares

issued

to

Sea

Trade

was

determined

based

on

the

closing

price

of

the
Company’s shares on

the date of

delivery of each vessel,

which was also the

date of issuance

of
such shares.